NET LOSS PER SHARE - Additional information (Details) - shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
NET LOSS PER SHARE
Antidilutive shares	7,171,273	8,805,748	9,060,041